Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

	December 31
	2024	2023
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	5,575	4,927
Furniture and office equipment	418	407
Leasehold improvements	726	657
Production equipment	1,840	1,206
Computers and software	4,933	4,139
Advances on account of Fixed Assets	305	-
	13,797	11,336
Less: accumulated depreciation	(10,242)	(8,382)
Property and equipment, net	3,555	2,954

Depreciation expenses were $1,637 thousand, $1,632 thousand and $1,377 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.

During the years ended December 31, 2024, 2023 and 2022, there were no impairments of property and equipment.